PREPAYMENT AND OTHER CURRENT ASSETS, NET	12 Months Ended
Apr. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS, NET

4.	PREPAYMENT AND OTHER CURRENT ASSETS, NET

As of April 30, 2026, 2025 and 2024, prepayment and other current assets, net consisted of the following:

	2026	2025	2024
Deposits	$-	$7,115	$-
Prepayments	-	2,372	-
Total	$-	$9,487	$-